CONSOLIDATED FINANCIAL STATEMENT DETAILS - Long-term investments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Long-term investments
Fair value	$ 188.0	$ 142.9
Gains (losses) in AOCI	21.1	39.1	$ (31.3)
Long-term Investments
Long-term investments
Fair value	188.0	142.9
Gains (losses) in AOCI	6.9	23.6
Investments in an unrealized gain position
Long-term investments
Fair value	125.1	110.2
Gains (losses) in AOCI	26.6	30.3
Investments in an unrealized loss position
Long-term investments
Fair value	62.9	32.7
Gains (losses) in AOCI	$ (19.7)	$ (6.7)